Consolidated Balance Sheets (Bendon Limited) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 10,739	$ 2,644
Trade and other receivables	13,165
Inventories	31,113
Derivative financial instruments				$ 2,289
Related party receivables	15,326
TOTAL CURRENT ASSETS	70,343
NON-CURRENT ASSETS
Property, plant and equipment	4,741
Intangible assets	13,012
TOTAL NON-CURRENT ASSETS	17,753
TOTAL ASSETS	88,096
CURRENT LIABILITIES
Trade and other payables	32,516
Borrowings	52,121
Foreign currency derivative financial instruments	2,087			1
Derivative on Convertible Notes	1,110
Current tax liabilities	786
Provisions	1,106
Related party payables	1,369
TOTAL CURRENT LIABILITIES	91,095
NON-CURRENT LIABILITIES
Provisions	2,711
TOTAL NON-CURRENT LIABILITIES	2,711
TOTAL LIABILITIES	93,806
NET ASSETS/(LIABILITIES)	(5,710)
EQUITY
Share capital	68,727
Other reserves	(2,006)
TOTAL EQUITY	(5,710)	(9,044)
Bendon Limited [Member]
CURRENT ASSETS
Cash and cash equivalents	10,739	2,644	4,193	1,246
Trade and other receivables	13,165	28,090	23,341	16,821
Inventories	31,113	37,751	37,572	45,660
Derivative financial instruments				2,289
Current tax receivable		52	88
Related party receivables	15,326	13,051	9,613	4,010
TOTAL CURRENT ASSETS	70,343	81,588	74,807	70,026
NON-CURRENT ASSETS
Property, plant and equipment	4,741	4,964	6,209	6,853
Deferred tax assets				5,589
Intangible assets	13,012	14,680	14,575	17,381
TOTAL NON-CURRENT ASSETS	17,753	19,644	20,784	29,823
TOTAL ASSETS	88,096	101,232	95,591	99,849
CURRENT LIABILITIES
Trade and other payables	32,516	28,566	26,815	36,550
Borrowings	52,121	68,998	61,593	56,273
Foreign currency derivative financial instruments	2,087	4,188	5,531	1
Derivative on Convertible Notes	1,110	4,112
Current tax liabilities	786	635		483
Provisions	1,106	1,528	855	786
Related party payables	1,369
TOTAL CURRENT LIABILITIES	91,095	108,027	94,794	94,093
NON-CURRENT LIABILITIES
Trade and other payables			118	150
Borrowings			16,000
Provisions	2,711	2,249	2,555	2,767
TOTAL NON-CURRENT LIABILITIES	2,711	2,249	18,673	2,917
TOTAL LIABILITIES	93,806	110,276	113,467	97,010
NET ASSETS/(LIABILITIES)	(5,710)	(9,044)	(17,876)	2,839
EQUITY
Share capital	68,727	27,948	3,108	3,108
Other reserves	(2,006)	(2,154)	(2,125)	(2,156)
Accumulated profit/(losses)	(72,431)	(34,838)	(18,859)	1,887
TOTAL EQUITY	$ (5,710)	$ (9,044)	$ (17,876)	$ 2,839